Business combinations - Consideration transferred in Skillaz (Details) - RUB (₽) ₽ in Thousands	Dec. 31, 2021	Mar. 31, 2021	Dec. 31, 2020
Disclosure of associates [line items]
Cash transferred			₽ 3,100,000
Skillaz
Disclosure of associates [line items]
Cash transferred	₽ 622,732	₽ 622,732
The control acquisition date fair value of the Group's previously held interest		348,110
Financial assets at fair value through profit or loss		59,999
Total consideration transferred		₽ 1,030,841